Significant Accounting Policies - Amortization (Details)	12 Months Ended
Dec. 31, 2019
Capitalized software | Maximum
Intangible assets
Amortization period	3 years
Other intangible assets | Minimum
Intangible assets
Amortization period	1 year
Other intangible assets | Maximum
Intangible assets
Amortization period	20 years